Document and Entity Information	Nov. 02, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	BROOKFIELD REAL ESTATE INCOME TRUST INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-255557
Entity Tax Identification Number	82-2365593
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	417-7000
Entity Information, Former Legal or Registered Name	Oaktree Real Estate Income Trust, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001713407
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071